BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Service and product purchases from related parties (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	₺ 265,981	₺ 228,150	₺ 262,901
Doan D Ticaret ve Mmessillik A.. ("Doan D Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	195,161	158,793	186,229
D Gayrimenkul Yatrmlar ve Ticaret A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	45,234	39,131	42,344
Doan Yaynlar Yaynclk ve Yapmclk Ticaret A.. ("Doan Yaynclk")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	14,779	18,372	19,926
Doan Trend Otomotiv Tic. Hiz. Ve Tek. A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	5,208	5,675	8,574
Doan Burda Dergi Yaynclk ve Pazarlama A.. ("Doan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	2,327	1,888	2,247
Milta Turizm letmeleri A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	1,262	438	177
Doan Portal ve Elektronik Ticaret A.. ("Doan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	1,079	1,223	1,483
Doan Mzik Yapm ve Ticaret A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	718	517	218
Deger Merkezi Hizmetler ve Yonetim A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	4		810
D Elektronik Sans Oyunlar ve Yaynclk A.S. (Nesine)
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties		1,068	12
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	₺ 209	₺ 1,045	₺ 881